Condensed Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Subject to possible redemption shares	13,800,000
Subject to possible redemption per shares (in Dollars per share) | $ / shares	$ 10.10
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Preference shares, shares authorized	1,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	3,450,000
Ordinary shares, shares outstanding	3,450,000